Liability for Policy and Contract Claims (Tables)	12 Months Ended
Dec. 31, 2011
Changes In Liability For Policy And Contract Claims

The following table sets forth changes in the liability for policy and contract claims for the dates indicated:

(Amounts in millions)	2011 (1)	2010 (2)	2009 (3)
Beginning as of January 1	$6,933	$6,567	$5,322
Less reinsurance recoverables	(1,654)	(1,769)	(1,454)

Net balance as of January 1	5,279	4,798	3,868

Incurred related to insured events of:
Current year	3,562	3,436	3,768
Prior years	651	799	421

Total incurred	4,213	4,235	4,189

Paid related to insured events of:
Current year	(1,238)	(1,217)	(1,441)
Prior years	(2,379)	(2,669)	(2,013)

Total paid	(3,617)	(3,886)	(3,454)

Interest on liability for policy and contract claims	136	121	121
Foreign currency translation	(17)	11	95
Other (4)	(28)	—	(21)

Net balance as of December 31	5,966	5,279	4,798
Add reinsurance recoverables	1,654	1,654	1,769

Balance as of December 31	$7,620	$6,933	$6,567

(1)

Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million to date, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.

(2)

Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million to date, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.

(3)

Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by loss mitigation activities of $382 million, including $232 million related to rescissions, net of reinstatements, and $150 million related to workouts, loan modifications and pre-sales. Prior year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by current year loss mitigation activities of $465 million, including $351 million related to rescissions, net of reinstatements, and $114 million related to workouts, loan modifications and pre-sales. Reinstatements were not material in 2009.

(4)	The amounts relate to the sale of our Medicare supplement insurance business in 2011 and one of our Mexican subsidiaries in 2009. See note 8 for additional information.